UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Healthcare Value Capital, LLC

Address:  400 Madison Avenue, Suite 10A
          New York, New York 10017

13F File Number: 028-14998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott Shevick
Title:   Principal
Phone:   (212) 488-5411



Signature, Place and Date of Signing:

/s/ Scott Shevick               New York, New York           August 2, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   62

Form 13F Information Table Value Total:  $145,104

                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number             Name

                                                             FORM 13F INFORMATION TABLE
                                                                   June 30, 2012

COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4     COLUMN 5        COL 6   COL 7            COLUMN 8

                              TITLE OF                    VALUE     SHRS OR SH/ PUT/   INVSMT  OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP      (X$1000)   PRN AMT PRN CALL   DSCRTN  MGRS     SOLE    SHARED    NONE
ABBOTT LABS                   COM             002824100   1,612     25,000      CALL   SOLE    NONE     25,000
ABBOTT LABS                   COM             002824100   1,612     25,000      CALL   SOLE    NONE     25,000
ALLSCRIPTS HEALTHCARE SOLUTN  COM             01988P108   1,257    115,000  SH         SOLE    NONE    115,000
ALLSCRIPTS HEALTHCARE SOLUTN  COM             01988P108   1,093    100,000      PUT    SOLE    NONE    100,000
ALLSCRIPTS HEALTHCARE SOLUTN  COM             01988P108     984     90,000      CALL   SOLE    NONE     90,000
AMERISOURCEBERGEN CORP        COM             03073E105   4,702    119,500  SH         SOLE    NONE    119,500
ASTRAZENECA PLC               SPONSORED ADR   046353108   6,641    148,400  SH         SOLE    NONE    148,400
ASTRAZENECA PLC               SPONSORED ADR   046353108   4,475    100,000      PUT    SOLE    NONE    100,000
BOSTON SCIENTIFIC CORP        COM             101137107   2,312    407,800  SH         SOLE    NONE    407,800
CELGENE CORP                  COM             151020104   1,604     25,000      PUT    SOLE    NONE     25,000
CELSION CORPORATION           COM NEW         15117N305      84     27,338  SH         SOLE    NONE     27,338
CELSION CORPORATION           COM NEW         15117N305     307    100,000      CALL   SOLE    NONE    100,000
CHARLES RIV LABS INTL INC     COM             159864107   2,375     72,500  SH         SOLE    NONE     72,500
CLOVIS ONCOLOGY INC           COM             189464100   1,125     51,900  SH         SOLE    NONE     51,900
COVIDIEN PLC                  SHS             G2554F113   2,691     50,300  SH         SOLE    NONE     50,300
CRYOLIFE INC                  COM             228903100   1,962    375,066  SH         SOLE    NONE    375,066
ELAN PLC                      ADR             284131208   1,459    100,000      PUT    SOLE    NONE    100,000
ELAN PLC                      ADR             284131208     730     50,000      PUT    SOLE    NONE     50,000
LILLY ELI & CO                COM             532457108   2,575     60,000      CALL   SOLE    NONE     60,000
FOREST LABS INC               COM             345838106   6,144    175,600  SH         SOLE    NONE    175,600
FOREST LABS INC               COM             345838106   1,750     50,000      CALL   SOLE    NONE     50,000
FOREST LABS INC               COM             345838106   5,249    150,000      PUT    SOLE    NONE    150,000
GILEAD SCIENCES INC           COM             375558103   1,795     35,000      CALL   SOLE    NONE     35,000
HALOZYME THERAPEUTICS INC     COM             40637H109     222     25,000  SH         SOLE    NONE     25,000
HCA HOLDINGS INC              COM             40412C101     913     30,000      PUT    SOLE    NONE     30,000
HCA HOLDINGS INC              COM             40412C101     761     25,000      PUT    SOLE    NONE     25,000
HUMAN GENOME SCIENCES INC     COM             444903108     657     50,000      PUT    SOLE    NONE     50,000
IMPAX LABORATORIES INC        COM             45256B101   1,520     75,000      CALL   SOLE    NONE     75,000
IMPAX LABORATORIES INC        COM             45256B101   1,014     50,000      CALL   SOLE    NONE     50,000
IRONWOOD PHARMACEUTICALS INC  COM CL A        46333X108     138     10,000      CALL   SOLE    NONE     10,000
JOHNSON & JOHNSON             COM             478160104   3,378     50,000      PUT    SOLE    NONE     50,000
LABORATORY CORP AMER HLDGS    COM NEW         50540R409   2,315     25,000      PUT    SOLE    NONE     25,000
MAKO SURGICAL CORP            COM             560879108     512     20,000      CALL   SOLE    NONE     20,000
MEDICINES CO                  COM             584688105     557     24,300      CALL   SOLE    NONE     24,300
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309   4,808    140,800  SH         SOLE    NONE    140,800
MEDICIS PHARMACEUTICAL CORP   CL A NEW        584690309   3,415    100,000      PUT    SOLE    NONE    100,000
MERCK & CO INC NEW            COM             58933Y105   4,050     97,000  SH         SOLE    NONE     97,000
MERCK & CO INC NEW            COM             58933Y105   2,088     50,000      PUT    SOLE    NONE     50,000
MYREXIS INC                   COM             62856H107     156     59,687  SH         SOLE    NONE     59,687
NUVASIVE INC                  COM             670704105   3,809    150,200  SH         SOLE    NONE    150,200
OBAGI MEDICAL PRODUCTS INC    COM             67423R108   3,016    197,517  SH         SOLE    NONE    197,517
OMNICARE INC                  COM             681904108   5,306    169,900  SH         SOLE    NONE    169,900
ONYX PHARMACEUTICALS INC      COM             683399109   1,661     25,000      PUT    SOLE    NONE     25,000
PACIRA PHARMACEUTICALS INC    COM             695127100   4,444    277,068  SH         SOLE    NONE    277,068
PFIZER INC                    COM             717081103   5,276    229,400  SH         SOLE    NONE    229,400
PFIZER INC                    COM             717081103   2,300    100,000      PUT    SOLE    NONE    100,000
PROLOR BIOTECH INC            COM             74344F106     285     56,965  SH         SOLE    NONE     56,965
QLT INC                       COM             746927102   3,077    403,870  SH         SOLE    NONE    403,870
SANOFI                        SPONSORED ADR   80105N105   6,984    184,850  SH         SOLE    NONE    184,850
SANOFI                        SPONSORED ADR   80105N105   3,778    100,000      PUT    SOLE    NONE    100,000
SIGMA ALDRICH CORP            COM             826552101   1,848     25,000      PUT    SOLE    NONE     25,000
SPDR S&P MIDCAP 400 ETF TR    UTSER1 S&PDCRP  78467Y107   3,426     20,000  SH  PUT    SOLE    NONE     20,000
ST JUDE MED INC               COM             790849103   7,140    178,900             SOLE    NONE    178,900
ST JUDE MED INC               COM             790849103   2,395     60,000      CALL   SOLE    NONE     60,000
ST JUDE MED INC               COM             790849103   3,991    100,000      PUT    SOLE    NONE    100,000
SUNESIS PHARMACEUTICALS INC   COM NEW         867328601     580    202,158  SH         SOLE    NONE    202,158
SYNTA PHARMACEUTICALS CORP    COM             87162T206     274     50,000      CALL   SOLE    NONE     50,000
VANDA PHARMACEUTICALS INC     COM             921659108     220     50,000      CALL   SOLE    NONE     50,000
VIROPHARMA INC                COM             928241108     711     30,000      CALL   SOLE    NONE     30,000
WALGREEN CO                   COM             931422109     583     19,700  SH         SOLE    NONE     19,700
WALGREEN CO                   COM             931422109   1,479     50,000      PUT    SOLE    NONE     50,000
WALGREEN CO                   COM             931422109   1,479     50,000      CALL   SOLE    NONE     50,000
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